Cost of services (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Cost Of Sales [Abstract]
Salaries and social security contributions	[1]	$ (210,799)	$ (184,623)	$ (165,774)
Concession fees	[2]	(191,933)	(176,492)	(133,846)
Construction service cost		(248,602)	(163,747)	(176,972)
Maintenance expenses		(145,787)	(126,924)	(125,825)
Amortization and depreciation		(100,674)	(89,540)	(64,772)
Services and fees		(54,479)	(49,045)	(42,472)
Cost of fuel		(27,818)	(19,458)	(21,339)
Taxes	[3]	(19,511)	(17,543)	(2,711)
Office expenses		(17,256)	(15,885)	(9,756)
Provision for maintenance costs		(2,314)	(4,679)	(5,391)
Others		(10,810)	(11,138)	(10,297)
Total		$ (1,029,983)	$ (859,074)	$ (759,155)

[1]	At the year-end, the number of employees was 6.1 thousand in 2017 and 5.9 thousand in 2016 and 2015.
[2]	Includes depreciation for Brazil concession assets of US$ 29,816 as of December 31, 2017 (US$ 26,192 as of December 31, 2016).
[3]	Mainly includes tax from turnover and municipal taxes.